Investments - other invested assets – equity method investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2021
Investments [Line Items]
Total revenues	$ 24,697	$ 23,257	$ 15,062
Net income	8,159	8,243	642
Total VIE Assets	360,322	425,431		$ 422,435
Total liabilities	(350,003)	(396,359)		$ (383,760)
Equity Method Investee
Investments [Line Items]
Total revenues	6,316	9,425	2,375
Total expenses	(579)	(674)	(778)
Net income	5,737	8,751	$ 1,597
Total VIE Assets	39,181	33,894
Total liabilities	$ (3,551)	$ (4,453)